Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 68,691	$ 5,634,115	$ 8,022,306
Accounts receivable, net	5,413,133	9,994,881
Inventories	917,735	872,470	350,353
Contract assets	73,379	64,202	4,915,064
Prepaid expenses and other current assets	1,579,713	2,131,345	40,403
Total Current Assets	10,816,096	18,888,675	16,233,331
Other assets	1,081,132	314,426	62,140
Property and equipment, net	2,849,966	2,475,963	2,289,723
Operating lease right-of-use assets	1,018,136	1,268,139	1,135,668
Finance lease right-of-use assets	378,775	447,012	583,484
Intangibles, net		7,571,156	771,028
Goodwill	27,010,745	27,010,745	27,010,745
TOTAL ASSETS	46,230,636	60,976,116	48,086,119
Current Liabilities
Accounts payable	5,050,372	2,780,885	4,699,855
Accrued expenses and other current liabilities	4,116,182	5,181,087
Contract liabilities	204,543	201,607
Current portion of operating lease obligations	567,625	583,429	539,599
Current portion of finance lease obligations	136,942	130,464	118,416
Current portion of long-term debt	305,362	291,036	294,398
Convertible promissory note, net	2,470,000	2,440,000
Total Current Liabilities	14,209,453	14,969,609	15,522,151
Operating lease obligations, net of current portion	568,870	799,385	636,414
Finance lease obligations, net of current portion	278,678	348,807	479,271
Long-term debt, net of current portion	337,483	496,623	825,764
Warrant liabilities	881,820	1,449,000
TOTAL LIABILITIES	16,276,304	18,063,424	17,463,600
Commitments and contingencies
Redeemable Non-Controlling Interests
Convertible preferred units	16,959,074	16,130,871
Class B Units	72,442,000	115,693,900
Stockholders’ Deficit
Additional paid-in capital	36,766,921	14,523,963	31,152,491
Accumulated deficit	(96,218,521)	(103,440,891)	(533,345)
TOTAL STOCKHOLDERS’ DEFICIT	(59,446,742)	(88,912,079)	30,622,519
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND STOCKHOLDERS’ DEFICIT	46,230,636	60,976,116	48,086,119
Related Party
Current Assets
Accounts receivable – related parties	58,150	191,662
Contract assets – related parties	2,705,295
Other assets – related parties	75,786
Related party note receivable	3,000,000	3,000,000
Current Liabilities
Accrued expenses and other current liabilities – related parties	1,358,427	3,359,101
Contract liabilities – related parties		2,000
Heliogen, Inc.
Current Assets
Cash and cash equivalents	25,873,000	36,949,000	62,715,000
Short-term restricted cash		500,000	500,000
Investments			12,386,000
Receivables, net	176,000	764,000	4,679,000
Inventories			1,956,000
Contract assets
Prepaid expenses and other current assets	1,266,000	865,000	1,230,000
Total Current Assets	27,315,000	39,078,000	83,466,000
Property and equipment, net		315,000	5,577,000
Long-term restricted cash		1,000,000	1,000,000
Other long-term assets	415,000	1,066,000	3,081,000
Operating lease right-of-use assets	122,000	2,831,000	13,909,000
TOTAL ASSETS	27,852,000	44,290,000	107,033,000
Current Liabilities
Accounts payable	1,656,000	1,450,000	746,000
Accrued expenses and other current liabilities	2,873,000	11,164,000	8,907,000
Contract liabilities			17,008,000
Contract loss provisions			75,340,000
Current portion of operating lease obligations	989,000	2,550,000	1,792,000
Total Current Liabilities	4,529,000	12,614,000	102,001,000
Operating lease obligations, net of current portion	21,000	2,314,000	12,878,000
Other long-term liabilities	51,000	344,000	169,000
TOTAL LIABILITIES	4,601,000	15,272,000	115,048,000
Commitments and contingencies
Stockholders’ Deficit
Preferred stock, value
Common stock, value	1,000	1,000	1,000
Additional paid-in capital	435,928,000	435,159,000	430,678,000
Accumulated other comprehensive loss	(596,000)	(511,000)	(516,000)
Accumulated deficit	(412,082,000)	(405,631,000)	(438,178,000)
TOTAL STOCKHOLDERS’ DEFICIT	23,251,000	29,018,000	(8,015,000)
TOTAL LIABILITIES, REDEEMABLE NON-CONTROLLING INTERESTS AND STOCKHOLDERS’ DEFICIT	27,852,000	44,290,000	107,033,000
Class V Common Stock
Stockholders’ Deficit
Common stock, value	2,648	3,523	3,373
Class A Common Stock
Stockholders’ Deficit
Common stock, value	$ 2,210	1,326
Previously Reported
Current Assets
Accounts receivable, net		10,186,543	2,905,205
Current Liabilities
Accrued expenses and other current liabilities		8,540,188	4,646,365
Contract liabilities		$ 203,607	5,223,518
Stockholders’ Deficit
TOTAL STOCKHOLDERS’ DEFICIT			$ 30,622,519